Fair value of financial instruments - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ 798	$ (2,372)
Financial liabilities designated as at FVTPL [member]
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	2	3
Changes in fair value attributable to changes in credit risk	29	97
Cumulative changes in credit risk	$ 17	$ 97